SEGMENT REPORTING	12 Months Ended
Dec. 28, 2019
SEGMENT REPORTING

M.SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company operates manufacturing, treating and distribution facilities throughout North America, Europe, Asia and Australia, but primarily in the United States. The Company manages the operations of its individual locations primarily through a geographic reporting structure under which each location is included in a region and regions are included in our North, South, West, and International divisions. The exceptions to this geographic reporting and management structure are (a) the Company’s Alternative Materials Division, which offers a portfolio of non-wood products and distributes those products nation-wide and is accounted for as an operating segment within the All Other segment, (b) the Company’s distribution unit (referred to as UFPD) which distributes a variety of products to the manufactured housing industry and is accounted for as a reporting unit within the North segment, and (c) idX division, which designs, manufactures, and installs customized interior fixtures and is accounted for within the All Other segment.

With respect to the facilities in the north, south, and west segments, these facilities generally supply the three markets the Company serves nationally - Retail, Industrial, and Construction. Also, substantially all of our facilities support customers in the immediate geographical region surrounding the facility.  One customer, The Home Depot, accounted for approximately 19% of our total sales in fiscal 2019, 2018 and 2017.

Our Alternative Materials, International, and idX divisions have been included in the “All Other” column of the table below. The “Corporate” column includes unallocated administrative costs and certain incentive compensation expense.

	2019
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,302,067	$936,964	$1,548,098	$628,880	$—	$4,416,009
Intersegment net sales	57,675	81,875	52,601	225,913	—	418,064
Interest expense (income)	(36)	—	108	(1,949)	10,577	8,700
Amortization expense	1,217	1,200	2,049	1,859	—	6,325
Depreciation expense	13,624	9,310	17,062	10,254	10,244	60,494
Segment earnings from operations	95,728	64,517	118,444	8,913	(42,696)	244,906
Segment assets	396,010	249,053	485,674	513,081	245,659	1,889,477
Capital expenditures	21,292	18,051	19,682	23,576	2,332	84,933

	2018
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,279,459	$1,024,747	$1,599,274	$585,700	$—	$4,489,180
Intersegment net sales	56,682	76,297	56,004	235,905	—	424,888
Interest expense	58	(6)	197	(1,486)	10,130	8,893
Amortization expense	830	1,292	1,998	2,273	—	6,393
Depreciation expense	12,062	8,244	14,836	10,341	9,466	54,949
Segment earnings from operations	66,239	60,049	103,357	6,779	(29,161)	207,263
Segment assets	386,483	266,503	496,939	395,727	101,896	1,647,548
Capital expenditures	17,820	9,185	26,024	39,168	3,665	95,862

	2017
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,133,656	$837,370	$1,417,924	$552,232	$—	$3,941,182
Intersegment net sales	67,161	74,566	83,245	167,568	—	392,540
Interest expense	4	160	293	(473)	6,234	6,218
Amortization expense	559	607	1,723	1,971	—	4,860
Depreciation expense	10,511	6,880	14,116	8,586	8,443	48,536
Segment earnings from operations	61,326	46,646	82,465	17,296	(26,264)	181,469
Segment assets	351,270	240,661	462,311	356,264	54,171	1,464,677
Capital expenditures	23,026	12,286	23,212	9,865	2,727	71,116

Beginning on January 1, 2020, the Company will be re-organized around the markets it serves rather than geography. The business segments will primarily align with the following markets: UFP Retail, UFP Construction and UFP Industrial. We believe this change in segmentation will, among other factors, allow for a more specialized and consistent approach among all UFP operations, more efficient use of resources and capital, and quicker introduction of new products and services.

Information regarding principal geographic areas was as follows (in thousands):

	2019		2018		2017
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$4,308,618	$469,605	$4,382,356	$342,326	$3,821,366	$313,976
Foreign	107,391	36,878	106,824	34,312	119,816	30,380
Total	$4,416,009	$506,483	$4,489,180	$376,638	$3,941,182	$344,356

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Year Ended
	December 28,	December 29,	December 30,
	2019	2018	2017
Value-Added Sales
Trusses – residential, modular and manufactured housing	$438,621	$421,996	$368,591
Fencing	180,772	180,783	187,905
Decking and railing – composite, wood and other	310,311	261,778	244,910
Turn-key framing and installed sales	159,307	151,397	149,520
Industrial packaging and components	676,214	591,314	471,262
Engineered wood products (eg. LVL; i-joist)	86,954	83,222	76,507
In-store fixtures	274,580	252,341	260,174
Manufactured brite and other lumber	68,725	92,255	109,582
Wall panels	64,357	69,889	61,226
Outdoor DIY products (eg. stakes; landscape ties)	124,586	128,711	110,327
Construction and building materials (eg. door packages; drywall)	320,603	314,965	265,048
Lattice – plastic and wood	70,448	62,598	48,736
Manufactured brite and other panels	79,122	94,469	81,143
Siding, trim and moulding	111,230	107,873	85,016
Hardware	16,069	16,742	21,218
Manufactured treated lumber	92,277	96,450	69,844
Other	30,160	11,946	10,632
Total Value-Added Sales	$3,104,336	$2,938,729	$2,621,641

Commodity-Based Sales
Non-manufactured brite and other lumber	594,534	700,143	545,430
Non-manufactured treated lumber	525,030	585,628	523,245
Non-manufactured brite and other panels	205,678	278,898	265,909
Non-manufactured treated panels	39,340	42,958	36,913
Other	23,266	19,393	13,065
Total Commodity-Based Sales	$1,387,848	$1,627,020	$1,384,562
Total Gross Sales	$4,492,184	$4,565,749	$4,006,203
Sales Allowances	(76,175)	(76,569)	(65,021)
Total Net Sales	$4,416,009	$4,489,180	$3,941,182